Stock-Based Compensation Programs - PCEQs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation Programs
Share based compensation expense	$ 46.0	$ 35.0	$ 25.0
Expenses for share-based compensation arrangements, after tax	35.0	$ 22.0	$ 15.0
Unrecognized compensation cost related to nonvested share-based compensation arrangements	$ 89.0
Expected weighted-average period for recognition of unrecognized stock-based compensation costs	2 years 3 months 18 days
Special Acquisition Related Incentive Plan | Business consolidation and other activities
Stock-Based Compensation Programs
Share based compensation expense	$ 11.0
PCEQs
Stock-Based Compensation Programs
Granted (in shares)	237,452	265,636	233,118
Vesting period	3 years
PCEQs | Minimum
Stock-Based Compensation Programs
Vest range of participant's assigned award opportunity (as a percent)	0.00%
PCEQs | Maximum
Stock-Based Compensation Programs
Vest range of participant's assigned award opportunity (as a percent)	200.00%
PCEQs | Selling, general and administrative
Stock-Based Compensation Programs
Share based compensation expense	$ 9.0	$ 15.0	$ 7.0
PCEQs | Special Acquisition Related Incentive Plan
Stock-Based Compensation Programs
Granted (in shares)	1,100,000
PCEQs | Special Acquisition Related Incentive Plan | Minimum
Stock-Based Compensation Programs
Percent of participant PCEQ award assigned that determines the number of shares available at vesting date	0.00%
PCEQs | Special Acquisition Related Incentive Plan | Maximum
Stock-Based Compensation Programs
Percent of participant PCEQ award assigned that determines the number of shares available at vesting date	200.00%